Equity - Schedule of Paid in Capital of the Bank (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity note[abstract]
Beginning Balance	512,406,760,091	512,406,760,091	512,406,760,091
Issuance of shares pending payment	0	0	0
Repurchase of own shares	0	0	0
Sale of own shares	0	0	0
Ending Balance	512,406,760,091	512,406,760,091	512,406,760,091